Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Current
Cash	$ 77.5	$ 266.9
Restricted cash	0.1	0.1
Taxes receivable	206.9	84.3
Accounts receivable, net	192.7	227.6
Inventories	569.3	879.2
Prepaid expenses and deposits	30.4	42.8
Other assets	5.5	5.5
Total current assets	1,082.4	1,506.4
Non-current
Property, plant and equipment, net	1,029.9	1,662.7
Intangible assets, net	0.3	0.5
Other assets	3.3	16.6
Total non-current assets	1,033.5	1,679.8
Total assets	2,115.9	3,186.2
Current
Bank indebtedness	170.2	0.4
Accounts payable and accrued liabilities	203.9	319.1
Taxes payable and accrued taxes	32.7	41.6
Current portion of other long-term liabilities	5.8	3.2
Current portion of governmental loans	14.0	25.0
Current portion of environmental liabilities	4.7	4.2
Severance cost liability	45.8	0.0
IPO Warrant liability	2.5	52.2
Earnout liability	3.7	10.1
Share-based payment compensation liability	14.1	34.5
Total current liabilities	497.4	490.3
Non-current
Senior secured lien notes	476.6	498.4
Long-term governmental loans	192.3	133.6
Accrued pension liability	153.0	178.3
Accrued other post-employment benefit obligation	193.0	206.2
Other long-term liabilities	70.7	26.7
Environmental liabilities	34.3	33.3
Deferred income tax liabilities	0.0	110.9
LETL warrant liability	7.5	0.0
Total non-current liabilities	1,127.4	1,187.4
Total liabilities	1,624.8	1,677.7
Shareholders' equity
Capital stock	975.5	974.8
Accumulated other comprehensive income	414.4	439.6
(Deficit) retained earnings	(897.9)	102.0
Contributed deficit	(0.9)	(7.9)
Total shareholders' equity	491.1	1,508.5
Total liabilities and shareholders' equity	$ 2,115.9	$ 3,186.2